Stock-Based Compensation Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($) Plan	Dec. 31, 2018 CAD ($)	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment	$ 60,000,000	$ 36,000,000
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options expiration term	7 years
Weighted average unit fair value of granted	$ 2.93
TSARs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options expiration term	7 years
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period			3 years
Liabilities from share based payment	$ 53,000,000	32,000,000
Intrinsic value of vested	$ 0	0
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	3 years
Liabilities from share based payment	$ 63,000,000	32,000,000
Intrinsic value of vested	0	0
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment	$ 16,000,000	$ 13,000,000
Number of Deferred Share Unit Plans | Plan	2
DSUs Option One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	0.00%
DSUs Option Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	25.00%
DSUs Option Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	50.00%
Later than one year [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable	30.00%
Later than one year [Member] | PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of units vesting		20.00%	30.00%
Later than two years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable	30.00%
Later than two years [Member] | PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of units vesting		20.00%	30.00%
Later than three years [Member] | PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of units vesting		20.00%	40.00%
Later than four years and not later than five years [Member] | PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of units vesting		40.00%